                     SUPPLEMENT DATED AUGUST 12, 2002 TO THE
                        PROSPECTUS DATED AUGUST 12, 2002
                                       OF
                               RYDEX SERIES FUNDS
                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850


The Prospectus dated August 12, 2002 for the C Class shares of the Core Equity Fund is amended and supplemented as follows:

Rydex Series Funds (the "Trust") is soliciting subscriptions for C Class shares of the Core Equity Fund during a subscription period that commenced on August 12, 2002, and is currently expected to end on September 20, 2002. To indicate your interest in purchasing C Class shares of the Core Equity Fund, please fill out and send an application to the Trust or call the Trust at 800.820.0888 (See "HOW TO INVEST IN THE FUNDS"). Payment will be due on or about September 20, 2002.

The Trust will commence the continuous offering of shares of the Core Equity Fund on September 23, 2002.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                     SUPPLEMENT DATED AUGUST 12, 2002 TO THE
                        PROSPECTUS DATED AUGUST 12, 2002

                                       OF

                               RYDEX SERIES FUNDS
                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850

The Prospectus dated August 12, 2002 for the H Class shares of the Core Equity Fund is amended and supplemented as follows:

Rydex Series Funds (the "Trust") is soliciting subscriptions for H Class shares of the Core Equity Fund during a subscription period that commenced on August 12, 2002, and is currently expected to end on September 20, 2002. To indicate your interest in purchasing H Class shares of the Core Equity Fund, please fill out and send an application to the Trust or call the Trust at 800.820.0888 (See "HOW TO INVEST IN THE FUNDS"). Payment will be due on or about September 20, 2002.

The Trust will commence the continuous offering of shares of the Core Equity Fund on September 23, 2002.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE RYDEX SERIES FUNDS

PROSPECTUS
C CLASS SHARES
AUGUST 12, 2002

CORE EQUITY FUND







THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX FUNDS LOGO]

C CLASS SHARES
RYDEX SERIES FUNDS

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Rydex Funds"). This prospectus describes C Class Shares of the Core Equity Fund (the "Fund").

C Class Shares of the Fund are sold primarily through broker-dealers and other financial institutions ("intermediaries") whose clients take part in certain strategic and tactical asset-allocation investment programs or whose investment strategy includes index-based mutual funds. Investors may exchange shares of the Fund through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

-   MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

-   ARE NOT FEDERALLY INSURED

-   ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

-   ARE NOT BANK DEPOSITS

-   ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

   TABLE OF CONTENTS

4  CORE EQUITY FUND

7  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

11 INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

20 RYDEX ACCOUNT POLICIES

21 DIVIDENDS AND DISTRIBUTIONS

22 TAX INFORMATION

23 MANAGEMENT OF THE FUND

BC ADDITIONAL INFORMATION

                                       4
CORE EQUITY FUND
FUND INFORMATION

FUND OBJECTIVE

The Core Equity Fund seeks long term capital appreciation.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market. The Fund pursues its investment objective by investing through a combination of value-oriented and growth-oriented strategies across the small, medium and large market capitalization ranges.

The Advisor creates discrete style- and capitalization-based stock portfolios within the Fund that are designed to provide exposure to the large-cap value, large-cap growth, mid-cap value, mid-cap growth, and small-cap value segments of the total U.S. stock market. When utilized together, these five style segments are designed to provide broad exposure to the U.S. equity market. The Advisor uses a quantitative model to allocate the Fund's investments among these style segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indexes, such as futures contracts, options and swap transactions.

RISK CONSIDERATIONS

The Core Equity Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - Since the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SMALLER AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

CORE EQUITY FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Core Equity Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Core Equity Fund.

SHAREHOLDER FEES
   MAXIMUM DEFERRED SALES CHARGE (LOAD)*
   (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
   WHICHEVER IS LESS)                                                     1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                        0.90%
   DISTRIBUTION AND SHAREHOLDER SERVICE FEES                              1.00%
   OTHER EXPENSES**                                                       0.65%
TOTAL ANNUAL FUND OPERATING EXPENSES                                      2.55%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 (SEE "RYDEX ACCOUNT POLICIES"). THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Core Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


CORE EQUITY FUND                         1 YEAR                  3 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:                $368                    $822

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:                $268                    $822

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors, the investment advisor to the Rydex Series Funds, develops and implements structured investment strategies designed to achieve the Fund's objective.

CORE EQUITY FUND - The Advisor manages the Fund by maintaining exposure to each of five "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, and small-cap value segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.

MASTER FEEDER INVESTMENT STRUCTURE

The Fund reserves the right to pursue its investment objective through a "master-feeder arrangement." Under a master-feeder arrangement, the Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Core Equity Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

If the Fund pursues its investment objective through a master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under such an arrangement, the Advisor would adjust its fees in order to avoid any "layering" of fees, e.g., the Fund's Total Annual Operating Expenses would not increase as a result of investing through a master-feeder arrangement. The Fund is permitted to change its investment strategy in order to pursue its investment objective through a master-feeder arrangement without shareholder approval, if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders. In addition, the Fund may choose to discontinue investing through the master-feeder arrangement and pursue its investment objectives directly if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

RISKS OF INVESTING IN THE FUND

As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK - The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

TRADING HALT RISK - The Fund typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK - The Fund may invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

   FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

   OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

   The risks associated with the Fund's use of futures and options contracts include:

   - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

   - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK - Due to its investment strategy, the Fund may buy and sell securities frequently, which will cause the Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK - The normal close of trading of securities listed on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

SMALLER AND MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of smaller and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. In particular, small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

C Class Shares are offered exclusively through authorized securities brokers and other financial professionals.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions -- buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex Web site -- www.rydexfunds.com. You may also use the Rydex Web site to open certain types of accounts electronically using an e-signature. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or
301.296.5406 or visit www.rydexfunds.com.

The type of application you will need to complete depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your broker will ordinarily assist you in completing the necessary application to open your account with Rydex.

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment amount for C Class Shares is:

-   $1,000 for retirement accounts

-   $2,500 for all other accounts

There are no minimum amounts for subsequent investments in the Fund. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

- Attach the title page and signature page of trust documents when establishing a trust account.

- When establishing an account for your corporation, partnership or self-directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

- You must provide a street address (Rydex does not accept P.O. Box only addresses)

-   BE SURE TO SIGN THE APPLICATION.

BUYING, SELLING AND EXCHANGING FUND SHARES

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

ACTIVE INVESTORS

UNLIKE OTHER RYDEX FUNDS, THE CORE EQUITY FUND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS. CONSEQUENTLY, THE FUND RESERVES THE RIGHT TO REFUSE ANY PURCHASE REQUEST THAT WOULD NOT BE IN THE BEST INTERESTS OF THE FUND OR ITS SHAREHOLDERS, OR THAT COULD ADVERSELY AFFECT THE FUND OR ITS OPERATIONS. THIS INCLUDES PURCHASE ORDERS FROM ANY INDIVIDUALS OR GROUPS WHO, IN THE FUND'S VIEW, ARE LIKELY TO ENGAGE IN MARKET TIMING OR EXCESSIVE TRADING.

CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV. The Fund calculates its NAV by:

-   Taking the current market value of its total assets

-   Subtracting any liabilities

-   Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the Fund may calculate NAV as of the earlier closing time.

TRANSACTION CUT-OFF TIME

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Fund's transfer agent, subject to the Fund's transaction cut-off time. All share transaction orders must be received by the Fund's transfer agent before the cut-off time below to be processed at that Business Day's NAV. The cut-off time allows the Fund's transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.


                 FUND                           CUT-OFF TIME (ET)
          -----------------                     -----------------
          CORE EQUITY FUND*                        3:45 P.M.

*FOR INTERNET TRANSACTIONS IN THE FUND, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME.

EARLY TRANSACTION CUT-OFF TIME

On any day that the Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Fund. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off time for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

SALES CHARGES

C Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge ("CDSC") based on your initial purchase. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission equal to up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase.

WAIVERS OF THE CDSC

If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly. In addition, the CDSC will be waived upon the redemption of C Class Shares:

-   purchased by reinvesting dividends;

-   following the death or disability of a shareholder;

- that, in the aggregate, do not exceed 10% of the initial value of each purchase into the account; and

- resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to its C Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual ..25% service fee compensates your financial advisor for providing on-going services to you. The annual .75% distribution fee reimburses Rydex Distributors, Inc. (the "Distributor") for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off time.

PURCHASE PROCEDURES

The Fund offers you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents, such as travelers checks, money orders, bearer bonds, third-party checks or credit card convenience checks. You may buy shares and send your purchase proceeds by any of the methods described below:

                                 INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                                 -----------------------------------------      -------------------------------------
BY MAIL                          Complete the account application               Complete the Rydex investment
                                 that corresponds to the type of                slip included with your quarterly
IRA AND OTHER                    account you are opening.                       statement or send written
RETIREMENT ACCOUNTS              -  MAKE SURE TO DESIGNATE WHICH RYDEX          purchase instructions that include:
REQUIRE ADDITIONAL                  FUND(S) YOU WANT TO PURCHASE.               -  YOUR NAME
PAPERWORK.                       -  MAKE SURE YOUR INVESTMENT MEETS THE         -  YOUR SHAREHOLDER ACCOUNT NUMBER
                                    ACCOUNT MINIMUM.                            -  WHICH RYDEX FUND(S) YOU WANT TO
CALL RYDEX                                                                         PURCHASE.
SHAREHOLDER SERVICES
                                                        Make your check payable to RYDEX FUNDS.
TO REQUEST A                     ------------------------------------------------------------------------------------
RETIREMENT ACCOUNT                                      Your check must be drawn on a U.S. bank
INVESTOR APPLICATION                                          and payable in U.S. Dollars.
KIT.                             ------------------------------------------------------------------------------------
                                                    Include the name of the Rydex Fund(s) you want
                                                               to purchase on your check.
                                             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
                                              YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT
                                                                   MONEY MARKET FUND.
                                 ------------------------------------------------------------------------------------
                                 Mail your application and check                Mail your written purchase
                                 to:                                            instructions and check to:
                                 ------------------------------------------------------------------------------------
                                 MAILING ADDRESS:
                                 Rydex Funds
                                 Attn: Ops. Dept.
                                 9601 Blackwell Road, Suite 500
                                 Rockville, MD 20850

                                 INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                                 -----------------------------------------      -------------------------------------
BY WIRE                          Obtain an account number by
                                 completing the account
RYDEX FAX NUMBER:                application that corresponds to the
301.296.5103                     type of account you are opening.               Be sure to designate in your wire
                                 Then, fax or mail it to Rydex.                 instructions which Rydex Fund(s)
RYDEX SHAREHOLDER                -  MAKE SURE TO DESIGNATE WHICH RYDEX            you want to purchase.
SERVICES PHONE                      FUND(S) YOU WANT TO PURCHASE.
NUMBER:                          -  MAKE SURE YOUR INVESTMENT MEETS THE
800.820.0888 OR                     ACCOUNT MINIMUM.
301.296.5406                     ------------------------------------------------------------------------------------
                                 To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND
                                 PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF
                                 TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
                                 -  Account Number
                                 -  Fund Name
                                 -  Amount of Wire
                                 -  Fed Wire Reference Number
                                 You will receive a confirmation number to verify that your purchase order has been accepted.
                                          IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING
                                           WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT
                                                                     BUSINESS DAY.
                                 ------------------------------------------------------------------------------------
                                 WIRE INSTRUCTIONS:
                                 U.S. Bank
                                 Cincinnati, OH
                                 Routing Number: 0420-00013
                                 For Account of: Rydex Funds C Class Shares
                                 Account Number: 48038-9030
                                 [Your Name]
                                 [Your shareholder account number & Fund choice]
                                            IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
                                            YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT
                                                                   MONEY MARKET FUND.
                                 ------------------------------------------------------------------------------------
BY INTERNET                                        Follow the directions on the Rydex Web site --
RYDEXPRESS                                                      www.rydexfunds.com
INVEST (ACH)

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

-   if your bank does not honor your check for any reason

-   if the transfer agent does not receive your wire transfer

-   if the transfer agent does not receive your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV, subject to any applicable CDSC, after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off time.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

REDEMPTION PROCEDURES

The Fund offers you the option to send redemption orders by:

MAIL     Rydex Funds
         Attn: Ops. Dept.
         9601 Blackwell Road, Suite 500
         Rockville, MD 20850

FAX      301.296.5103
         If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.

TELEPHONE 800.820.0888 or 301.296.5406

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

-   your name

-   your shareholder account number

-   Fund name(s)

-   dollar amount or number of shares you would like to sell

-   whether you want your sale proceeds sent to you by check, wire or ACH

-   signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH(NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable account minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of C Class Shares of any Fund for C Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Fund's transaction cut-off time. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Fund offers you the option to send exchange requests by:

MAIL       Rydex Funds
           Attn: Ops. Dept.
           9601 Blackwell Road, Suite 500
           Rockville, MD 20850

FAX        301.296.5103
           If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.

TELEPHONE  800.820.0888 or 301.296.5406

INTERNET   www.rydexfunds.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

-   your name

-   your shareholder account number

- Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

- dollar amount, number of shares or percentage of Fund position involved in the exchange

-   signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

                                       20
MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

RYDEX ACCOUNT POLICIES

LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Fund may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Fund has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. You may choose to receive your confirmations and/or statements either by mail or electronically.

RYDEXPRESS(TM) CONNECT

RydExpress(TM) Connect offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the Rydex Web site or e-mail. For more information on RydExpress(TM) Connect, please visit the Rydex Web site at www.rydexfunds.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

-   $15 for wire transfers of redemption proceeds under $5,000

-   $50 on purchase checks returned for insufficient funds

- $25 to stop payment of a redemption check within 10 Business Days of the settlement date

- $15 for standard overnight packages (fee may be higher for special delivery options)

-   $25 for bounced draft checks or ACH transactions

-   $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

The Fund makes distributions of income and capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date.

                                       22
DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

- The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

- The income dividends you receive from the Fund will be taxed as ordinary income.

- Any capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares.

- Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the fund from U.S. corporations, subject to certain limitations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU.

For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Fund. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day- to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund will pay the Advisor a fee of 0.90% at an annualized rate for the current fiscal year, based on the average daily net assets for the Fund.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGERS

MICHAEL P. BYRUM, CFA, Chief Investment Officer, has been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm's investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

CHARLES J. TENNES, Director of Portfolio, joined Rydex in 1999 as Senior Portfolio Manager for the Rydex International Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to 1999 he worked as a consultant on privatization in Eastern Europe. He holds a master's degree in international commerce from George Mason University.

An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds

                                       BC

Additional information about the Fund is included in a Statement of Additional Information dated August 12, 2002 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-7584.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY
FOR FINANCIAL PROFESSIONALS AND
SOPHISTICATED INVESTORS











[RYDEX FUNDS LOGO]


9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM                                                 RCECP-2-8/02

THE RYDEX SERIES FUNDS

PROSPECTUS
H CLASS SHARES
AUGUST 12, 2002

CORE EQUITY FUND



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX FUNDS LOGO]

H CLASS SHARES
RYDEX SERIES FUNDS

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100


Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Rydex Funds"). This prospectus describes H Class Shares of the Core Equity Fund (the "Fund").

H Class Shares of the Fund are sold principally to professional money managers and to private investors who take part in certain strategic and tactical asset-allocation investment programs. Investors may exchange shares of the Fund through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.


RISKS OF INVESTING IN THE FUND
The value of the Fund may fluctuate. In addition, Fund shares:

-     MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

-     ARE NOT FEDERALLY INSURED

-     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

-     ARE NOT BANK DEPOSITS

-     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

   TABLE OF CONTENTS
4  CORE EQUITY FUND

7  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

11 INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

19 RYDEX ACCOUNT POLICIES

20 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

20 DIVIDENDS AND DISTRIBUTIONS

21 TAX INFORMATION

22 MANAGEMENT OF THE FUND

BC ADDITIONAL INFORMATION

CORE EQUITY FUND
FUND INFORMATION

FUND OBJECTIVE
The Core Equity Fund seeks long term capital appreciation.


PORTFOLIO INVESTMENT STRATEGY
The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market. The Fund pursues its investment objective by investing through a combination of value-oriented and growth-oriented strategies across the small, medium and large market capitalization ranges.

The Advisor creates discrete style- and capitalization-based stock portfolios within the Fund that are designed to provide exposure to the large-cap value, large-cap growth, mid-cap value, mid-cap growth, and small-cap value segments of the total U.S. stock market. When utilized together, these five style segments are designed to provide broad exposure to the U.S. equity market. The Advisor uses a quantitative model to allocate the Fund's investments among these style segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indexes, such as futures contracts, options and swap transactions.


RISK CONSIDERATIONS
The Core Equity Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SMALLER AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

CORE EQUITY FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The Core Equity Fund is new and therefore does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold H Class Shares of the Core Equity Fund.

SHAREHOLDER FEES*                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                              0.90%
   DISTRIBUTION (12b-1) FEES                                                    0.25%
   OTHER EXPENSES**                                                             0.55%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.70%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 (SEE "RYDEX ACCOUNT POLICIES").
** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the H Class Shares of the Core Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR                       3 YEARS
--------------------------------------------------------------------------------
                     $179                          $553

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY
Rydex Global Advisors, the investment advisor to the Rydex Series Funds, develops and implements structured investment strategies designed to achieve the Fund's objective.

CORE EQUITY FUND - The Advisor manages the Fund by maintaining exposure to each of five "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, and small-cap value segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.


MASTER FEEDER INVESTMENT STRUCTURE
The Fund reserves the right to pursue its investment objective through a "master-feeder arrangement." Under a master-feeder arrangement, the Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Core Equity Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

If the Fund pursues its investment objective through a master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under such an arrangement, the Advisor would adjust its fees in order to avoid any "layering" of fees, e.g., the Fund's Total Annual Operating Expenses would not increase as a result of investing through a master-feeder arrangement. The Fund is permitted to change its investment strategy in order to pursue its investment objective through a master-feeder arrangement without shareholder approval, if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders. In addition, the Fund may choose to discontinue investing through the master-feeder arrangement and pursue its investment objectives directly if the Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

RISKS OF INVESTING IN THE FUND
As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK - The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

TRADING HALT RISK - The Fund typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK - The Fund may invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK - Due to its investment strategy, the Fund may buy and sell securities frequently, which will cause the Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK - The normal close of trading of securities listed on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

SMALL AND MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of smaller and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. In particular, small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION
H Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial professionals.


OPENING YOUR ACCOUNT
You will need to open a Rydex shareholder account to make share transactions -- buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex shareholder services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex Web site -- www.rydexfunds.com. You may also use the Rydex Web site to open certain types of accounts electronically using an e-signature. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexfunds.com.

The type of application you will need to complete depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your broker will ordinarily assist you in completing the necessary application to open your account with Rydex.


MINIMUM INVESTMENT AMOUNTS
The minimum initial investment amount for H Class Shares is:

- $25,000 for self-directed accounts (INCLUDING RETIREMENT ACCOUNTS)

- $15,000 for accounts managed by a registered investment advisor

To meet H Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex. There are no minimum amounts for subsequent investments in the Fund. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

- You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

- Attach the title page and signature page of trust documents when establishing a trust account.

- When establishing an account for your corporation, partnership or self-directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

- You must provide a street address (Rydex does not accept P.O. Box only addresses)

- BE SURE TO SIGN THE APPLICATION.


BUYING, SELLING AND EXCHANGING FUND SHARES

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").


ACTIVE INVESTORS
UNLIKE OTHER RYDEX FUNDS, THE CORE EQUITY FUND IS NOT SUITABLE FOR PURCHASE BY ACTIVE INVESTORS. CONSEQUENTLY, THE FUND RESERVES THE RIGHT TO REFUSE ANY PURCHASE REQUEST THAT WOULD NOT BE IN THE BEST INTERESTS OF THE FUND OR ITS SHAREHOLDERS, OR THAT COULD ADVERSELY AFFECT THE FUND OR ITS OPERATIONS. THIS INCLUDES PURCHASE ORDERS FROM ANY INDIVIDUALS OR GROUPS WHO, IN THE FUND'S VIEW, ARE LIKELY TO ENGAGE IN MARKET TIMING OR EXCESSIVE TRADING.


CALCULATING NAV
The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV. The Fund calculates its NAV by:

- Taking the current market value of its total assets

- Subtracting any liabilities

- Dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the Fund may calculate NAV as of the earlier closing time.

TRANSACTION CUT-OFF TIME
All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Fund's transfer agent, subject to the Fund's transaction cut-off time. All share transaction orders must be received by the Fund's transfer agent before the cut-off time below to be processed at that Business Day's NAV. The cut-off time allows the Fund's transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

--------------------------------------------------------------------------
                 FUND                           CUT-OFF TIME (ET)
--------------------------------------------------------------------------
CORE EQUITY FUND*                                   3:45 P.M.

*FOR INTERNET TRANSACTIONS IN THE FUND, THE CUT-OFF TIME IS 3:50 P.M., EASTERN TIME.


EARLY TRANSACTION CUT-OFF TIME
On any day that the Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.


TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY
If you opened your shareholder account through your financial intermediary or other securities dealer, you will ordinarily submit your transaction orders through that intermediary. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Fund. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off time for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.


BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off time.

PURCHASE PROCEDURES
The Fund offers you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents, such as travelers checks, money orders, bearer bonds, third-party checks or credit card convenience checks. You may buy shares and send your purchase proceeds by any of the methods described below:

                                 INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                                 -----------------------------------------      -------------------------------------
BY MAIL                          Complete the account application               Complete the Rydex investment
                                 that corresponds to the type of                slip included with your quarterly
IRA AND OTHER                    account you are opening.                       statement or send written
RETIREMENT ACCOUNTS              -  MAKE SURE TO DESIGNATE WHICH RYDEX          purchase instructions that include:
REQUIRE ADDITIONAL                  FUND(S) YOU WANT TO PURCHASE.               -  YOUR NAME
PAPERWORK.                       -  MAKE SURE YOUR INVESTMENT MEETS THE         -  YOUR SHAREHOLDER ACCOUNT NUMBER
                                    ACCOUNT MINIMUM.                            -  WHICH RYDEX FUND(S) YOU WANT TO
CALL RYDEX                                                                         PURCHASE.
SHAREHOLDER SERVICES             ------------------------------------------------------------------------------------
TO REQUEST A                                                 Make your check payable to RYDEX FUNDS.
RETIREMENT ACCOUNT               ------------------------------------------------------------------------------------
INVESTOR APPLICATION                                         Your check must be drawn on a U.S. bank
KIT.                                                               and payable in U.S. Dollars.
                                 ------------------------------------------------------------------------------------
                                                    Include the name of the Rydex Fund(s) you want
                                                               to purchase on your check.
                                             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
                                              YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT
                                                                   MONEY MARKET FUND.
                                 ------------------------------------------------------------------------------------
                                 Mail your application and check                Mail your written purchase
                                 to:                                            instructions and check to:
                                 ------------------------------------------------------------------------------------
                                 MAILING ADDRESS:
                                 Rydex Funds
                                 Attn: Ops. Dept.
                                 9601 Blackwell Road, Suite 500
                                 Rockville, MD 20850

                                 INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                                 -----------------------------------------      -------------------------------------
BY WIRE                          Obtain an account number by
                                 completing the account
RYDEX FAX NUMBER:                application that corresponds to the
301.296.5103                     type of account you are opening.               Be sure to designate in your wire
                                 Then, fax or mail it to Rydex.                 instructions which Rydex Fund(s)
RYDEX SHAREHOLDER                -  MAKE SURE TO DESIGNATE WHICH RYDEX            you want to purchase.
SERVICES PHONE                      FUND(S) YOU WANT TO PURCHASE.
NUMBER:                          -  MAKE SURE YOUR INVESTMENT MEETS THE
800.820.0888 OR                     ACCOUNT MINIMUM.
301.296.5406                     ------------------------------------------------------------------------------------
                                 To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND
                                 PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF
                                 TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
                                 -  Account Number
                                 -  Fund Name
                                 -  Amount of Wire
                                 -  Fed Wire Reference Number
                                 You will receive a confirmation number to verify that your purchase order has been accepted.
                                          IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING
                                           WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT
                                                                     BUSINESS DAY.
                                 ------------------------------------------------------------------------------------
                                 WIRE INSTRUCTIONS:
                                 U.S. Bank
                                 Cincinnati, OH
                                 Routing Number: 0420-00013
                                 For Account of: Rydex Funds C Class Shares
                                 Account Number: 48038-9030
                                 [Your Name]
                                 [Your shareholder account number & Fund choice]
                                            IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
                                            YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT
                                                                   MONEY MARKET FUND.
                                 ------------------------------------------------------------------------------------
BY INTERNET                                        Follow the directions on the Rydex Web site --
RYDEXPRESS                                                      www.rydexfunds.com
INVEST (ACH)

CANCELLED PURCHASE ORDERS
Rydex will ordinarily cancel your purchase order under the following circumstances:

- if your bank does not honor your check for any reason

- if the transfer agent does not receive your wire transfer

- if the transfer agent does not receive your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.


SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off time.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.


REDEMPTION PROCEDURES
The Fund offers you the option to send redemption orders by:

MAIL

Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

FAX

301.296.5103

If you send your redemption order by fax, you should call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.

TELEPHONE

800.820.0888 or 301.296.5406

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

- your name

- your shareholder account number

- Fund name(s)

- dollar amount or number of shares you would like to sell

- whether you want your sale proceeds sent to you by check, wire or ACH

- signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.


REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS
Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.


RECEIVING YOUR REDEMPTION PROCEEDS
Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.


SIGNATURE GUARANTEES
Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

INVOLUNTARY REDEMPTIONS
Any request for a redemption when your account balance is below the currently applicable account minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.


EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H Class Shares of any Fund for H Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Fund's transaction cut-off time. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES
The Fund offers you the option to send exchange requests by:

MAIL

Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

FAX

301.296.5103
If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.

TELEPHONE

800.820.0888 or 301.296.5406

INTERNET

www.rydexfunds.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

- your name

- your shareholder account number

- Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

- dollar amount, number of shares or percentage of Fund position involved in the exchange

- signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS
The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.


RYDEX ACCOUNT POLICIES

LOW BALANCE ACCOUNTS
If, for any reason, your account balance across all Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Fund may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.


CHANGES TO YOUR ACCOUNT
For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET
Internet and telephone transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Fund has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss.


STATEMENTS & CONFIRMATIONS
You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. You may choose to receive your confirmations and/or statements either by mail or electronically.


RYDEXPRESS(TM) CONNECT
RydExpress(TM) Connect offers shareholders the convenience of receiving all communica tions (such as trade confirmations, statements, prospectuses and shareholder reports, etc.)

from the Fund through the Rydex Web site or e-mail. For more information on RydExpress(TM) Connect, please visit the Rydex Web site at www.rydexfunds.com.


SERVICE AND OTHER FEES
Rydex may charge the following administrative fees for services associated with the following:

- $15 for wire transfers of redemption proceeds under $5,000

- $50 on purchase checks returned for insufficient funds

- $25 to stop payment of a redemption check within 10 Business Days of the settlement date

- $15 for standard overnight packages (fee may be higher for special delivery options)

- $25 for bounced draft checks or ACH transactions

- $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES
Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

The Fund has adopted a Distribution (12b-1) Plan and a Shareholder Services Plan with respect to H Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.


DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

The Fund makes distributions of income and capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date.


DIVIDEND PAYMENT OPTIONS
Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund.


TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.


TAX STATUS OF THE FUND
The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS

- The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

- The income dividends you receive from the Fund will be taxed as ordinary income.

- Any capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares.

- Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the fund from U.S. corporations, subject to certain limitations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.


TAX STATUS OF SHARE TRANSACTIONS
EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Fund through a tax-qualified retirement plan.


STATE TAX CONSIDERATIONS
The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.


MANAGEMENT OF THE FUND

INVESTMENT ADVISOR
Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Fund. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund will pay the Advisor a fee of 0.90% at an annualized rate for the current fiscal year, based on the average daily net assets for the Fund.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


PORTFOLIO MANAGERS
MICHAEL P. BYRUM, CFA, Chief Investment Officer, has been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm's investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

CHARLES J. TENNES, Director of Portfolio, joined Rydex in 1999 as Senior Portfolio Manager for the Rydex International Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to 1999 he worked as a consultant on privatization in Eastern Europe. He holds a master's degree in international commerce from George Mason University.

An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.

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                                       BC


Additional information about the Fund is included in a Statement of Additional Information dated August 12, 2002, which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-7584.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX FUNDS LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888

WWW.RYDEXFUNDS.COM                                                  RCEHP-2-8/02

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850

                            800.820.0888 301.296.5100
                               WWW.RYDEXFUNDS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolio (the "Fund") of Rydex Series Funds (the "Trust"):

         CORE EQUITY FUND

This SAI is not a prospectus. It should be read in conjunction with the Fund's Prospectuses for C and H Class Shares, dated August 12, 2002. Copies of the Fund's Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

                     The date of this SAI is August 12, 2002

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                           PAGE



GENERAL INFORMATION ABOUT THE TRUST                                           1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS                             1

INVESTMENT RESTRICTIONS                                                      10

BROKERAGE ALLOCATION AND OTHER PRACTICES                                     12

MANAGEMENT OF THE TRUST                                                      14

DETERMINATION OF NET ASSET VALUE                                             20

PERFORMANCE INFORMATION                                                      21

CALCULATION OF RETURN QUOTATIONS                                             22

PURCHASE AND REDEMPTION OF SHARES                                            23

DIVIDENDS, DISTRIBUTIONS, AND TAXES                                          24

OTHER INFORMATION                                                            28

COUNSEL                                                                      28

AUDITORS AND CUSTODIAN                                                       28

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust is composed of the following series: Nova, Nova Master, Ursa, Ursa Master, OTC, Arktos, Arktos Master, Medius, Mekros, Juno, Juno Master, U.S. Government Bond (the "Bond Fund"), Large-Cap Europe and Large-Cap Japan (together the "International Funds") (collectively, the "Benchmark Funds"); Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Internet, Leisure, Precious Metals, Real Estate, Retailing, Technology, Telecommunications, Transportation, Utilities (collectively, the "Sector Funds"); Core Equity Fund and Sector Rotation Fund (collectively, the "Strategic Funds"); and the U.S. Government Money Market Fund (the "Money Market Fund"). The Nova Master, Ursa Master, Arktos Master, and Juno Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Nova, Ursa, Arktos, and Juno Funds, respectively.

The Trust currently offers Investor Class Shares, Advisor Class Shares, C Class Shares, and H Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, a contingent deferred sales load is imposed on the redemption of C Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

This SAI relates only to the H and C Class Shares of the Core Equity Fund.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

The Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

The Fund pursues its strategy by investing in a broad portfolio of equity securities designed to provide investors with exposure to the overall U.S. equity market. The overall U.S. market can be divided into the following style- and capitalization-based segments: large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth. The Fund currently allocates its investments among the large-cap value, large-cap growth, mid-cap value, mid-cap growth, and small-cap value segments. The Fund reserves the right to, but has no current intention to, allocate investments to companies that are included in the small-cap growth segment of the market, as determined by the Fund's advisor.

Portfolio management is provided to the Fund by the Trust's investment advisor, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Global Advisors (the "Advisor"). The investment strategies of the Fund discussed below and in the Prospectus may be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

BORROWING

The Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS

The Fund may invest in issuers located outside the United States. The Fund may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES

While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by the Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act or an order from the SEC. The Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.

If the Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

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OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Fund may buy call options and write (sell) put options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, the Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Fund may purchase call options and write put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When the Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, the Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When the Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS

The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER

As discussed in the Fund's Prospectus, due to its investment strategy, the Fund may buy and sell securities frequently, which will cause the Fund to experience high portfolio turnover. (See "More Information About Fund Investments and Risk" and "Financial Highlights" in the Fund's Prospectus). Also, because the Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Fund will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lessor of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one year.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

SHORT SALES

The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While the Fund currently does not expect to do so, the Fund may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS

The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Federal Agricultural Mortgage Corporation (Farmer Mac), the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE FUND

The Fund shall not:

     1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

     2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

     3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
          (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees.

The Fund may not:

     1.   Invest in warrants.

     2.   Invest in real estate limited partnerships.

     3.   Invest in mineral leases.

     4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by
          Section 18 of the 1940 Act.

     5.   Invest in companies for the purpose of exercising control.

     6. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

     8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of their most recent fiscal period. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal period, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. The Fund holds no securities of its "regular brokers and dealers".

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Trustees under the laws of the State of Delaware. Each Trustee is responsible for the 37 Funds in the Trust as well as other funds in the Rydex Family of Funds that are described in a separate prospectus and SAI. In total the Rydex Family of Funds, including the Funds of the Rydex Dynamic Funds and Rydex Variable Trust, is comprised of 78 Funds, each of which is overseen by the Trustees. The Trustees have approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

TRUSTEES

*/ALBERT P. VIRAGH, JR. (61)

          Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment advisor, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Fund Services, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment advisor, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment advisor, 1985 to 1993.

COREY A. COLEHOUR (56)

          Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (61)

          Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (62)

          Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T.  MCCARVILLE (60)

          Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (58)

          Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present.

--------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

BOARD STANDING COMMITTEES. The Board has established the following standing committee:

- AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Advisor" below, the Board's continuance of the investment advisory agreement must be specifically approved at least annually
(i) by the vote of the Trustees or by a vote of the shareholders of the Fund and
(ii) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the investment advisory agreement for another year.

Before this year's meeting , the Board requested and received written materials from the Advisor about: (a) the quality of the Advisor's investment management and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Advisor charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Advisor's profitability from its Fund-related operations; (h) the Advisor's compliance systems; (i) the Advisor's policies on and compliance procedures for personal securities transactions; (j) the Advisor's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Advisor presented additional oral and written information to the Board to help the Board evaluate the Advisor's fee and other aspects of the investment advisory agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the investment advisory agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the investment advisory agreement are fair and reasonable; (b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Fund; and (c) agreed to renew the investment advisory agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                Dollar Range of Fund Shares          Aggregate Dollar Range of Shares in
Name                             (Core Equity Fund only)*           All Rydex Funds Overseen by Trustee**
Viragh, Jr.                                 n/a                                 over $100,000
Colehour                                    n/a                                      $0
Dalton                                      n/a                                      $0
Demaret                                     n/a                                 over $100,000
McCarville                                  n/a                               $50,001-$100,000
Somers                                      n/a                                  $1-$10,000

*    The Fund was not offered for sale as of December 31, 2001.
**   Valuation date is December 31, 2001.

TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.

BOARD COMPENSATION - The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2001, is set forth in the table below:

                                                         PENSION OR
                                    AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL          TOTAL
                                COMPENSATION FROM    ACCRUED AS PART OF       BENEFITS UPON        COMPENSATION
        NAME OF PERSON                TRUST           TRUST'S EXPENSES         RETIREMENT       FROM FUND COMPLEX*
Albert P. Viragh, Jr.                  $0                   $0                     $0                   $0

Corey A. Colehour                    $29,500                 $0                    $0                 $44,000

J. Kenneth Dalton                    $29,500                 $0                    $0                 $44,000

Roger Somers                         $29,500                 $0                    $0                 $44,000

John O. Demaret                      $29,500                 $0                    $0                 $44,000

Patrick T. McCarville                $29,500                 $0                    $0                 $44,000

* Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Dynamic Funds.

OFFICERS

ROBERT M. STEELE (43)

          Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 2000 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 2000 to present Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.

CARL G. VERBONCOEUR (49)

          Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (32)

          Vice President of Rydex Series Funds, 1997 to present; Vice President of the Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. HAIGNEY (35)

          Assistant Secretary of Rydex Series Funds, 2000 to present; Assistant Secretary of the Rydex Variable Trust, 2000 to present; Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Assistant Secretary of the Rydex Dynamic Funds, 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

ADVISOR

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to the Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993, and together with PADCO Advisors II, Inc., does business under the name Rydex Global Advisors (the "Advisor"). Albert P. Viragh, Jr., the Chairman of the Board of Trustees and President of the Advisor, owns a controlling interest in the Advisor.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement, the Advisor serves as the investment advisor for each series of the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Trustees and the officers of the Trust. As of December 31, 2001, assets under management of the Advisor were approximately $5.1 billion. Pursuant to the advisory agreement with the Advisor, the Fund pays the Advisor a fee of 0.90% at an annual rate based on the average daily net assets for the Fund.

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the daily net assets of the Fund.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and its shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, three-fortieths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty third of one percent (0.03%) on the average daily net assets over $750 million of the Fund. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

C CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Fund has adopted a Distribution and Shareholder Services Plan for C Class Shares (the "C Class Plan"). Under the C Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of the Fund's assets attributable to C Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C Class Plan allows for payment of up to .75% of the Fund's assets attributable to C Class Shares as compensation for distribution services and up to .25% of the Fund's assets attributable to C Class Shares as compensation for shareholder services.

H CLASS DISTRIBUTION AND SHAREHOLDER SERVICES PLAN - The Fund has adopted a Distribution Plan and a Shareholder Services Plan for its H Class Shares (the "H Class Plan"). Under the H Class Plan, the Distributor, or designated Service Providers, may receive up to .25% of the Fund's assets attributable to H

Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the H Class Plan permits the payment of up to .25% of the Fund's assets attributable to H Class Shares to designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution and personal shareholder services may include: (i) services in connection with distribution assistance; (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; or (iii) responding to inquiries from clients concerning their investment. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and Prospectus (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing Prospectus, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays a portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund (plus applicable sales charges) serves as the basis for the purchase and redemption price of the Fund's shares. The net asset value per share of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

PERFORMANCE INFORMATION

From time to time, the Fund may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of the Fund is calculated from two factors: the amount of dividends earned by the Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for the Fund contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Fund may be compared to various unmanaged indices, including, but not limited to, the S & P Index(R).

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc., and CDA Investment Technologies, Inc., Morningstar, Inc. and other independent organizations. When these organizations tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)TO
THE POWER OF n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)TO THE POWER OF n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)TO THE POWER OF n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital).

Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund's Prospectus under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the Fund.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A Fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders. The Fund will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year the Fund (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test").

Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by the Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for 6

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months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to the Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Fund may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of the Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by the Fund. The Fund will make such an election only if the Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in the Fund.

OPTIONS TRANSACTIONS BY THE FUND

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

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The Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number), (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"), or (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding.

OTHER ISSUES

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of Fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

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Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS

You receive one vote for every full Fund share owned. The Fund or class of the Fund will vote separately on matters relating solely to that Fund or class. All shares of the Fund are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's Web site at www.rydexfunds.com or call 800.820.0888 or
301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, is the auditors and the independent certified public accountants of the Trust and the Fund.


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U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Fund. Under a separate custody agreement between the Trust and the custodian, the custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.